Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2026
Non-controlling interests [abstract]
Schedule of reconciliation of non controlling interest	Reconciliation of non-controlling interest is as follows:
$
Balance, December 31, 2025	(1,821,860)
Net loss for the period	(33,234)
Balance, June 30, 2026	(1,855,094)